Consolidated Statements of Comprehensive Income	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Revenues:
Financing income	¥ 2,102,664,997	$ 322,247,509	¥ 3,510,054,957	¥ 3,535,275,780
Guarantee income	826,197,593	126,620,321
Loan facilitation income and other related income	131,633,096	20,173,655	2,297,413,315	1,646,772,629
Transaction services fee and other related income	(136,542,213)	(20,926,010)	2,199,463,876
Total revenues	3,687,973,887	565,206,726	8,840,043,542	7,692,342,304
Cost of revenues:
Cost of goods sold	(645,082,780)	(98,863,261)	(366,014,556)	(2,003,642,524)
Cost of other revenues (including related party amounts of RMB 147,610,831, RMB nil and RMB nil (US$ nil) for the years ended December 31, 2018, 2019 and 2020, respectively)	(217,271,212)	(33,298,270)	(535,772,612)	(731,785,772)
Total cost of revenues	(862,353,992)	(132,161,531)	(901,787,168)	(2,735,428,296)
Operating expenses:
Sales and marketing (including related party amounts of RMB 32,542,281, RMB nil and RMB nil (US$ nil) for the years ended December 31, 2018, 2019 and 2020, respectively)	(293,282,118)	(44,947,451)	(280,615,518)	(540,550,282)
General and administrative	(285,905,509)	(43,816,936)	(286,059,239)	(255,867,298)
Research and development	(170,690,876)	(26,159,521)	(204,780,905)	(199,560,164)
Changes in guarantee liabilities and risk assurance liabilities (including changes in guarantee liabilities amounts of RMB 116,592,666, RMB 939,954,125 and RMB 22,265,996 (US$ 3,412,413), change in risk assurance liabilities amounts of RMB nil, RMB 203,473,526 and RMB -110,160,462 (US$ -16,882,829) for the year ended December 31, 2018, 2019 and 2020, respectively).	87,894,466	13,470,416	(1,143,427,651)	(116,592,666)
Provision for receivables and other assets	(1,641,362,182)	(251,549,760)	(2,283,126,141)	(1,178,723,206)
Total operating expenses	(2,303,346,219)	(353,003,252)	(4,198,009,454)	(2,291,293,616)
Other operating income	343,324,461	52,616,776	108,508,163	23,747,754
Income from operations	865,598,137	132,658,719	3,848,755,083	2,689,368,146
Interest and investment income, net	708,250,666	108,544,164	24,291,607	47,059,613
Loss from equity method investments	(370,038,652)	(56,710,905)	(3,419,825)	(11,319,279)
Foreign exchange gain/(loss), net	(107,144)	(16,421)	6,635,208	(90,771,459)
Other income	26,357,832	4,039,514	24,583,469	15,231,215
Other expenses	(9,262,586)	(1,419,553)	(10,323,771)	(521,505)
Net income before income taxes	1,220,798,253	187,095,518	3,890,521,771	2,649,046,731
Income tax expenses	(261,979,592)	(40,150,129)	(626,233,846)	(157,730,518)
Net income	958,818,661	146,945,389	3,264,287,925	2,491,316,213
Net income attributable to Qudian Inc.'s shareholders	958,818,661	146,945,389	3,264,287,925	2,491,316,213
Other comprehensive income/(loss)
Foreign currency translation adjustment	(38,454,600)	(5,893,426)	31,893,073	33,089,222
Total comprehensive income	920,364,061	141,051,963	3,296,180,998	2,524,405,435
Total comprehensive income attributable to Qudian Inc.'s shareholders	¥ 920,364,061	$ 141,051,963	¥ 3,296,180,998	¥ 2,524,405,435
Common Class A and Class B [Member]
Earnings per ADS (1 Class A ordinary share equals 1 ADSs):
Basic | (per share)	¥ 3.78	$ 0.58	¥ 11.72	¥ 7.82
Diluted | (per share)	¥ 3.59	$ 0.55	¥ 10.94	¥ 7.74
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic	253,658,448	253,658,448	278,531,382	318,685,836
Diluted	274,333,161	274,333,161	300,457,711	321,955,142
American Depositary Shares [Member]
Earnings per ADS (1 Class A ordinary share equals 1 ADSs):
Basic | (per share)	¥ 3.78	$ 0.58	¥ 11.72	¥ 7.82
Diluted | (per share)	¥ 3.59	$ 0.55	¥ 10.94	¥ 7.74
Sales Commission Fee [Member]
Revenues:
Revenues	¥ 80,991,883	$ 12,412,549	¥ 356,811,512	¥ 307,492,444
Sales Income [Member]
Revenues:
Revenues	610,793,584	93,608,212	431,945,882	2,174,788,821
Penalty fees [Member]
Revenues:
Revenues	¥ 72,234,947	$ 11,070,490	¥ 44,354,000	¥ 28,012,630